Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes

11. Income taxes

The following table summarizes the income taxes recognized in profit or loss for the years ended December 31, 2024, 2023 and 2022.

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
Current tax	€(1,301)	€(5,928)	€(1,738)
Deferred tax	3,104	(3,685)	1,166
Income taxes	€1,803	€(9,613)	€(572)

Current tax, consisting of corporate income taxes, and deferred tax income/cost (–) related to subsidiaries of our continuing operations working on a cost plus basis. The decrease in 2024 as compared to 2023 was primarily due to the re-assessment in 2023 of net deferred tax liabilities and corporate income tax payables as a result of a one-off intercompany transaction.

TAXES RECOGNIZED IN PROFIT OR LOSS

For the purpose of the disclosure below corporation tax was calculated at 25% (2023 and 2022: 25%)—which is the tax rate applied in Belgium—on the estimated assessable result for the year. The applied tax rate for other territorial jurisdictions was the tax rate that is applicable in these respective territorial jurisdictions on the estimated taxable result of the accounting year.

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
Profit/loss (-) before tax	€(3,085)	€5,625	€(70,849)
Income tax debit/credit (-), calculated using the Belgian statutory tax rate on the accounting income/loss (-) before tax (theoretical)	(771)	1,406	(17,712)
Tax income (-)/expenses in income statement (effective)	(1,803)	9,613	572
Difference in tax expense/income to explain	€(1,032)	€8,207	€18,284

Effect of tax rates in other jurisdictions	€(132)	€(94)	€(337)
Effect of non-taxable income	(5,247)	(6,752)	(5,828)
Effect of share based payment expenses without tax impact	4,399	9,157	15,501
Effect of expenses/income (-) not subject to tax	52	(5)	(146)
Effect of non tax-deductible expenses	1,117	1,549	2,975
Effect of recognition of previously non-recognized deferred tax assets	15	(81)	(1,677)
Effect of tax losses (utilized) reversed	—	(267)	—
Effect of under or over provision in prior periods	13	(722)	1,101
Effect of non-recognition of deferred tax assets	(1,338)	34,339	4,819
Effect of derecognition of previously recognized deferred tax assets	89	1,062	1,877
Effect of use of innovation income deduction	—	(29,979)	—
Total explanations	€(1,032)	€8,207	€18,284

Non-taxable income for the years ended December 31, 2024, 2023 and 2022 related to non-taxable grants and tax credits.